UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                    May 1, 2007 to May 31, 2007

        Commission File Number of issuing entity:  333-134691-06

   Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, Home Equity Mortgage Loan Asset-Backed Certificates Series INABS 2007-A
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134691

                           IndyMac ABS, Inc.
         (Exact name of depositor as specified in its Charter)

                          IndyMac Bank, F.S.B
          (Exact name of sponsor as specified in its Charter)

                              Delaware
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                         Remic I   20-8850402
                         Remic II  20-8850421
                         Remic III 20-8850458
                         Remic IV  20-8850476
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                               92705
                             (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (626) 535-5555

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class 1A          [ ]             [ ]             [X]        Not Applicable
Class 2A-1        [ ]             [ ]             [X]        Not Applicable
Class 2A-2        [ ]             [ ]             [X]        Not Applicable
Class 2A-3        [ ]             [ ]             [X]        Not Applicable
Class 2A-4a       [ ]             [ ]             [X]        Not Applicable
Class 2A-4b       [ ]             [ ]             [X]        Not Applicable
Class M-1         [ ]             [ ]             [X]        Not Applicable
Class M-2         [ ]             [ ]             [X]        Not Applicable
Class M-3         [ ]             [ ]             [X]        Not Applicable
Class M-4         [ ]             [ ]             [X]        Not Applicable
Class M-5         [ ]             [ ]             [X]        Not Applicable
Class M-6         [ ]             [ ]             [X]        Not Applicable
Class M-7         [ ]             [ ]             [X]        Not Applicable
Class M-8         [ ]             [ ]             [X]        Not Applicable
Class M-9         [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On June 25, 2007 a distribution was made to holders of IndyMac ABS, Inc., Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, Home Equity Mortgage Loan Asset-Backed Certificates Series INABS 2007-A

         2 loans with an aggregate schedule balance of $431,296.93 was repurchased for material breach of representations and warranties.

         This amendment on Form 10-D/A amends and supersedes in its entirety the Form 10D of IndyMac ABS, Inc., Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, Home Equity Mortgage Loan Asset-Backed Certificates Series INABS 2007-A previously filed on July 3, 2007.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             Statement to Certificateholders on June 25, 2007 is filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.





                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           IndyMac ABS, Inc.
                                           (Depositor)

                                           /s/ Beverlin Hammett
                                           Name: Beverlin Hammett
                                           Title: First Vice President

     Date:  August 6, 2007

Exhibit Number        Description

    99.1 Monthly report distributed to holders of the IndyMac ABS, Inc., Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, Home Equity Mortgage Loan Asset-Backed Certificates Series INABS 2007-A